Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2024	Sep. 29, 2023	Sep. 30, 2022	Oct. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE ("PvP")
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. In determining the “Compensation Actually Paid” (CAP) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. Due to the valuation component of CAP, the dollar amounts do not reflect the actual amounts of compensation earned or paid during the year. The PvP table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the fiscal years ending 2021, 2022, 2023 and 2024. Note that for our NEOs other than our CEO, compensation is reported as an average.

Year	Summary Compensation Table Total for Mr. John Zillmer ($)(1)	Compensation Actually Paid to Mr. John Zillmer ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)(4)	Adjusted Operating Income ($)(5)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$18,744,218	$24,208,524	$3,037,579	$3,634,399	$193	$134	$263	$882
2023	$12,730,832	$17,561,749	$2,798,131	$3,801,667	$126	$99	$674	$1,035
2022	$13,324,828	$11,476,028	$3,159,511	$2,767,923	$113	$85	$194	$780
2021	$5,051,719	$17,205,619	$1,657,932	$4,986,026	$130	$121	$(92)	$292
(1)Mr. Zillmer served as CEO in 2021, 2022, 2023 and 2024.
(2)Non-CEO NEOs were as follows for each fiscal year
1. 2021 and 2022: Messrs. Ondrof and Bruno and Mses. Harrington and McKee
2. 2023: Messrs. Ondrof and Bruno and Mses. Harrington and Charpentier
3. 2024: Messrs. Ondrof, Bruno and Tarangelo and Mses. Harrington and Charpentier
(3)Total Shareholder Return (TSR) assumes $100 is invested as of October 2, 2020. TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was the Dow Jones Consumer Non-Cyclical Index which is also reported on Form 10-K in the Stock Price Performance graph.
(4)Net Income (Loss) reflected represents GAAP Net Income (Loss) as reported on Form 10-K within the Results of Operations.
(5)Adjusted Operating Income is the company-selected performance measures per the requirements of item 402(v) of Regulation S-K. Adjusted Operating Income represents operating income adjusted to eliminate the change in amortization of acquisition-related intangible assets; severance and other charges; spin-off related charges and other items impacting comparability. Reconciliation of Adjusted Operating Income to measures calculated in accordance with GAAP is provided in Annex A.

Named Executive Officers, Footnote	Mr. Zillmer served as CEO in 2021, 2022, 2023 and 2024. Non-CEO NEOs were as follows for each fiscal year
1. 2021 and 2022: Messrs. Ondrof and Bruno and Mses. Harrington and McKee
2. 2023: Messrs. Ondrof and Bruno and Mses. Harrington and Charpentier
3. 2024: Messrs. Ondrof, Bruno and Tarangelo and Mses. Harrington and Charpentier

Peer Group Issuers, Footnote	Total Shareholder Return (TSR) assumes $100 is invested as of October 2, 2020. TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was the Dow Jones Consumer Non-Cyclical Index which is also reported on Form 10-K in the Stock Price Performance graph.
PEO Total Compensation Amount	$ 18,744,218	$ 12,730,832	$ 13,324,828	$ 5,051,719
PEO Actually Paid Compensation Amount	$ 24,208,524	17,561,749	11,476,028	17,205,619
Adjustment To PEO Compensation, Footnote
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Zillmer’s total compensation as reported in the Summary Compensation Table (SCT), in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Zillmer ($)	SCT Reported Equity Award Value for Mr. Zillmer ($)	Equity Award Adjustments for Mr. Zillmer ($)(1)	Compensation Actually Paid to Mr. Zillmer ($)
2024	$18,744,218	($15,549,373)	$21,013,679	$24,208,524
2023	$12,730,832	($10,501,433)	$15,332,350	$17,561,749
2022	$13,324,828	($9,500,063)	$7,651,263	$11,476,028
2021	$5,051,719	($340,279)	$12,494,179	$17,205,619
(1)Represents the year-over-year change in the fair value of equity awards to Mr. Zillmer as summarized below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$20,400,594	$2,349,967	$—	$(1,736,882)	$—	$—	$21,013,679
2023	$8,336,618	$2,936,171	$—	$4,059,561	$—	$—	$15,332,350
2022	$8,458,864	$(1,035,168)	$—	$227,567	$—	$—	$7,651,263
2021	$388,321	$10,758,834	$—	$1,642,228	$(295,204)	$—	$12,494,179

Non-PEO NEO Average Total Compensation Amount	$ 3,037,579	2,798,131	3,159,511	1,657,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,634,399	3,801,667	2,767,923	4,986,026
Adjustment to Non-PEO NEO Compensation Footnote
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-CEO NEO’s average total compensation as reported in the Summary Compensation Table (SCT), in accordance with Item 402(v) of Regulation S-K.

Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs($)
2024	$3,037,579	$(2,030,701)	$2,627,461	$3,634,399
2023	$2,798,131	$(1,891,564)	$2,895,100	$3,801,667
2022	$3,159,511	$(1,712,578)	$1,320,990	$2,767,923
2021	$1,657,932	$0	$3,328,094	$4,986,026
(1)Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$2,902,201	$198,961	$—	$(473,701)	$—	$—	$2,627,461
2023	$1,479,045	$612,090	$—	$803,965	$—	$—	$2,895,100
2022	$1,524,882	$(269,863)	$—	$65,971	$—	$—	$1,320,990
2021	$—	$2,889,120	$—	$438,974	$—	$—	$3,328,094

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs. Adjusted Operating Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid (CAP) vs. ARMK 3-year Cumulative TSR vs. Peer 3-year Cumulative TSR
Tabular List, Table
The following financial performance measures (listed alphabetically) are used to link NEO Compensation Actually Paid to company performance during the most recently completed fiscal year.

Performance Measures
Adjusted Operating Income
Adjusted Revenue
Free Cash Flow
Net New Sales
Relative TSR
Return On Invested Capital (ROIC)

Total Shareholder Return Amount	$ 193	126	113	130
Peer Group Total Shareholder Return Amount	134	99	85	121
Net Income (Loss)	$ 263	$ 674	$ 194	$ (92)
Company Selected Measure Amount	882	1,035	780	292
PEO Name	(1)Mr. Zillmer
Additional 402(v) Disclosure	Net Income (Loss) reflected represents GAAP Net Income (Loss) as reported on Form 10-K within the Results of Operations.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Adjusted Operating Income is the company-selected performance measures per the requirements of item 402(v) of Regulation S-K. Adjusted Operating Income represents operating income adjusted to eliminate the change in amortization of acquisition-related intangible assets; severance and other charges; spin-off related charges and other items impacting comparability. Reconciliation of Adjusted Operating Income to measures calculated in accordance with GAAP is provided in Annex A.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,549,373)	$ (10,501,433)	$ (9,500,063)	$ (340,279)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,013,679	15,332,350	7,651,263	12,494,179
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,400,594	8,336,618	8,458,864	388,321
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,349,967	2,936,171	(1,035,168)	10,758,834
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,736,882)	4,059,561	227,567	1,642,228
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(295,204)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Net New Sales
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Measure:: 6
Pay vs Performance Disclosure
Name	Return On Invested Capital (ROIC)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,030,701)	(1,891,564)	(1,712,578)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,627,461	2,895,100	1,320,990	3,328,094
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,902,201	1,479,045	1,524,882	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,961	612,090	(269,863)	2,889,120
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(473,701)	803,965	65,971	438,974
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0